Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Benefit)
The composition of income tax expense (benefit) for the years ended December 31, 2024, 2023, and 2022 was as follows:

(dollars in thousands)	2024	2023	2022
Current:
Federal	$3,070	$793	$4,591
State	—	67	(134)
Total current	3,070	860	4,457
Deferred:
Federal	1,032	(1,384)	(119)
State	—	—	—
Total deferred	1,032	(1,384)	(119)
Total income tax expense (benefit)	$4,102	$(524)	$4,338

Schedule of Applicable Income Tax Expense
Applicable income tax expense (benefit) for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2024, 2023, and 2022 are as follows:

	2024		2023		2022
(dollars in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax (benefit)	$22,358		$432		$25,089
Tax at statutory federal income tax rate	$4,695	21.00%	$91	21.00%	$5,269	21.00%
Tax-exempt income, net	(567)	(2.54)	(509)	(117.88)	(821)	(3.27)
State income tax expense (benefit), net of federal tax expense (benefit)	—	—	53	12.25	(106)	(0.42)
Other, net	(26)	(0.11)	(159)	(36.86)	(4)	(0.02)
Provision for income tax (benefit) expense	$4,102	18.35%	$(524)	(121.49)%	$4,338	17.29%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The components of deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 were as follows:

(dollars in thousands)	2024	2023
Deferred tax assets:
Allowance for credit losses	$4,589	$4,669
Securities	6,428	5,653
Other real estate owned	421	1,250
Deferred loan fees	450	437
Lease liability	352	255
Accrued / deferred compensation	763	835
Other	497	592
Total deferred tax assets	$13,500	$13,691
Deferred tax liabilities:
Premises and equipment	$515	$319
Mortgage servicing rights	—	365
Deferred loan costs	395	444
Pension	2,424	1,180
Right-of-use asset	343	246
Prepaid expenses	233	187
Other	61	38
Total deferred tax liabilities	3,971	2,779
Net deferred tax assets	$9,529	$10,912